Related Parties Payable (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties Payable [Abstract]
Schedule of Nature of Relationship With Related Parties	Nature of relationship with related parties
Name	Relationship with the Group
Yan, Keyan	EX-chairman of the Board of Directors and interim Chief Financial Officer
Sun, Lei	Chief Executive Officer and Co-chairman of the Board of Directors
Li Huidan	Co-Chairman of the Board of Directors
Mu Ruifeng	Director
Jin Yan	Director

Schedule of Significant Balances Between Group and Related Parties	Significant balances between the Group and the above related parties:
		As at December 31,
Name	Nature	2022	2021
Yan, Keyan	Borrowing of funds	-	36,697
Li, Huidan		2,122,697
Sun, Lei	Borrowing of funds	488,400	430,871
		2,611,097	467,568

Schedule of Issued Share	During 2022, the Company issued 300,000 shares to 3 Directors for their compensation as below:
Name	Shares issued	Value
Mu Ruifeng	100,000	$228,000
Jin Yan	100,000	228,000
Li Huidan	100,000	228,000
	300,000	$684,000